Formation Transactions and Initial Public Offering - Additional Information (Detail) - USD ($)					1 Months Ended				12 Months Ended
	Jun. 02, 2015	Jul. 24, 2014	Jul. 14, 2014	Jun. 27, 2014	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Apr. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary									100.00%
Increase in cash the partnership distributed in excess per unit								$ 0.43125
Percentage of partnership interest held by General Partner	2.00%			2.00%					2.00%	2.00%	2.00%
Percentage of ownership interest								49.00%
Common units sold pursuant to the full exercise of the underwriters		490,000	150,000
Net proceeds upon IPO										$ 116,924,000	$ 147,023,000
Revolving credit facility, outstanding									$ 20,000,000
IPO [Member]
Securities Financing Transaction [Line Items]
Common units sold and issued								8,567,500
Common unit, per share amount								$ 21.00
Gross proceeds upon IPO								$ 179,900,000
Common units sold pursuant to the full exercise of the underwriters								1,117,500	1,117,500
Net proceeds upon IPO								$ 160,700,000
Repayment of outstanding debt								118,900,000
One-time entrance tax								$ 3,000,000
General Partner Unit [Member]
Securities Financing Transaction [Line Items]
Number of general partner units issued to the General Partner								349,694	558,674	558,674
Percentage of partnership interest held by General Partner								2.00%
Common units sold and issued					102,041	13,062	93,877
General Partner Unit [Member] | IPO [Member]
Securities Financing Transaction [Line Items]
Percentage of partnership interest held by General Partner									2.00%
KNOT Offshore Partners UK LLC [Member]
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary								100.00%
KNOT [Member]
Securities Financing Transaction [Line Items]
Number of subordinated units issued								8,567,500
Cash distribution									$ 2,400,000	$ 2,100,000	$ 600,000
KNOT [Member] | IPO [Member]
Securities Financing Transaction [Line Items]
Cash distribution								$ 21,950,000
Partnership [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest								49.00%
Incentive Distribution Rights [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest								100.00%